Amortized Cost and Fair Value Available-For-Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed-maturity securities, available-for-sale
Due in one year or less	$ 39,718
Due after one year through five years	283,071
Due after five years through ten years	238,451
Due after ten years	140,938
Structured securities	263,990
Total fixed-maturity securities, available-for-sale	966,168	$ 734,957
Fixed-maturity securities, available-for-sale:
Due in one year or less	40,248
Due after one year through five years	287,678
Due after five years through ten years	240,552
Due after ten years	159,567
Structured securities	263,178
Total fixed-maturity securities, available-for-sale	$ 991,223	$ 751,531